Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	847,600	847,600	847,600
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	7,432,958	7,261,072	6,646,432
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	1,211,112	2,161,392	1,937,065
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	16,237,064	13,870,535	12,130,033